Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Jan. 02, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 $ / shares
Account Policies (Textual)
Issue of ordinary share capital | $ / shares				$ 1
Number of segment | Segment	1
Right of use asset	$ 433
Lease liability	$ 1,098	$ 1,098